Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	$ 38	$ 29
Gain (loss) reclassified from OCI into earnings	33	(71)
Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	14	11
Gain (loss) reclassified from OCI into earnings	13	(25)
Forward Contracts [Member] | Selling General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	2	1
Gain (loss) reclassified from OCI into earnings	2	(2)
Forward Contracts [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	10	9
Gain (loss) reclassified from OCI into earnings	13	(18)
Currency Options [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	1
Gain (loss) reclassified from OCI into earnings		(1)
Currency Options [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	1
Gain (loss) reclassified from OCI into earnings		(1)
Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	6	5
Gain (loss) reclassified from OCI into earnings	3	(13)
Collars [Member] | Selling General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	1	1
Gain (loss) reclassified from OCI into earnings	1	(3)
Collars [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	3	2
Gain (loss) reclassified from OCI into earnings	$ 1	$ (8)